Business Combinations - Summary of Revenue and Profit Effected During the Year had Been at Beginning of the Year (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Revenue	$ 30,981	$ 27,587	$ 28,132
Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	30,981	$ 27,587	$ 28,132
Acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	1,397
Profit before tax for the financial year	94
CRH Group excluding acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	30,413
Profit before tax for the financial year	3,291
Consolidated group including acquisitions [member] | Continuing operations [member]
Disclosure of detailed information about business combination [line items]
Revenue	31,810
Profit before tax for the financial year	$ 3,385